Property, plant and equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
9.	Property, plant and equipment:

		Accumulated	Net book
December 31, 2014	Cost	depreciation	value
Land and buildings	$3,015	$—	$3,015
Computer equipment and software	9,277	7,063	2,214
Furniture and fixtures	6,194	1,798	4,396
Machinery and equipment	81,933	36,135	45,798
Leasehold improvements	12,460	9,749	2,711
	$112,879	$54,745	$58,134

		Accumulated	Net book
December 31, 2013	Cost	depreciation	value
Computer equipment and software	$9,652	$6,174	$3,478
Furniture and fixtures	6,608	1,692	4,916
Machinery and equipment	86,067	32,099	53,968
Leasehold improvements	15,084	10,097	4,987
	$117,411	$50,062	$67,349

As at December 31, 2014, equipment with a cost of $16,572 (December 31, 2013 - $18,788) and a net book value of $1,714 (December 31, 2013 - $5,465) is held under capital lease.

Depreciation expense for the year ended December 31, 2014 was $14,106 (year ended December 31, 2013 - $12,246; year ended December 31, 2012 - $8,131).